PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 7:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2025	2024
Cost:

Computers, software and related equipment	$833	$719
Laboratory equipment and office furniture	3,748	3,567
Leasehold improvements	2,319	2,314

	6,900	6,600
Accumulated depreciation:

Computers, software and related equipment	685	622
Laboratory equipment and office furniture	3,245	3,059
Leasehold improvements	2,289	2,067

	6,219	5,748

Depreciated cost	$681	$852

During 2025 and 2024, a total cost of $0 and $92, respectively and total accumulated depreciation of $0 and $92, respectively were disposed of from the consolidated balance sheets.

During 2025 and 2024 the Company sold equipment with cost of $4 and $3, respectively and accumulated depreciation of $4 and $2, respectively. Gains from the sale during 2025 were $1.

For the years ended December 31, 2025, 2024 and 2023, depreciation expenses were approximately $475, $486 and $476, respectively.